Acquisition of subsidiaries	12 Months Ended
Dec. 31, 2025
Acquisition of subsidiaries
Acquisition of subsidiaries

28Acquisition of subsidiaries

(a)Business combination

(i)MINISO Winky Italy S.r.l

The Group previously held 49% equity interest in MINISO Winky Italy S.r.l, which was accounted for equity method. On May 19, 2025, the Group acquired the remaining 51% equity interest from a third party at a consideration of EUR2,758,000 (equivalent to RMB22,685,000), settled through the offset of an existing receivable due from the counterparty.

The following summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition:

RMB’000
Cash and cash equivalents	4,323
Trade and other receivables	65,528
Inventories	38,521
Trade and other payables	(54,466)
Contract liabilities	(48)
Loans and borrowings	(38,246)

Total identifiable net assets at fair value	15,612

Goodwill on acquisition (Note 14)	23,419

Fair value of previously held 49% equity interest	16,346
Satisfied by offset of an existing receivable due	22,685

An analysis of the cash flows in respect of the acquisition of a subsidiary is as follows:

RMB’000

Cash consideration	—
Cash and bank balances acquired	4,323

Total net cash inflow included in cash flows from investing activities	4,323

Since the acquisition, MINISO Winky Italy S.r.l contributed RMB74,616,000 to the Group’s revenue and RMB18,773,000 to the consolidated loss for the year ended December 31, 2025.

Had the combination taken place at the beginning of the year, the revenue and the profit of the Group for the year would have been RMB21,450,058,000 and RMB1,254,324,000, respectively.

(ii)	MINISO France

On July 17, 2025, the Group acquired a 100% interest in MINISO France from third parties, at a cash consideration of EUR23,500,000 (equivalent to RMB197,456,000).

The following summarizes the recognized amounts of assets acquired and liabilities of MINISO France assumed at the date of acquisition:

RMB’000

Property, plant and equipment (Note 11)	20,721
Interest in an equity-accounted investee	4,890
Cash and cash equivalents	3,497
Trade and other receivables	18,986
Inventories	24,198
Trade and other payables	(41,896)
Contract liabilities	(1,789)
Loans and borrowings	(12,522)

Total identifiable net assets at fair value	16,085

Goodwill on acquisition (Note 14)	181,371

Satisfied by cash	197,456

An analysis of the cash flows in respect of the acquisition of a subsidiary is as follows:

RMB’000

Cash consideration	(197,456)
Cash and bank balances acquired	3,497

Total net cash outflow included in cash flows from investing activities	(193,959)

Since the acquisition, MINISO France contributed RMB69,310,000 to the Group’s revenue and RMB5,526,000 to the consolidated loss for the year ended December 31, 2025.

Had the combination taken place at the beginning of the year, the revenue and the profit of the Group for the year would have been RMB21,479,899,000 and RMB1,259,283,000, respectively.

(b)Acquisition of assets and liabilities through acquisition of a subsidiary

In July 2025, the Group entered into a share transfer agreement with a third party to acquire 51% equity interest in a target entity at a cash consideration of RMB39,680,000. Upon the completion of this acquisition on August 1, 2025, the target entity has become a subsidiary of the Group. The identifiable assets of this target entity mainly comprise of two groups of intellectual property rights. The transaction was recognised as an acquisition of assets, rather than a business combination, given that substantially all of the fair value of the gross assets is concentrated in a group of similar identifiable assets being the major group of intellectual property rights.

The following summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition:

RMB’000
Property, plant and equipment (Note 11)	103
Intangible assets (Note 13)	75,000
Cash and cash equivalents	3,460
Trade and other receivables	1,565
Trade and other payables	(3,090)
Contract liabilities	(7)
Current taxation	(363)

Total identifiable net assets at fair value	76,668

Non-controlling interest	36,988
Satisfied by cash	39,680

An analysis of the cash flows in respect of the acquisition of a subsidiary is as follows:

RMB’000
Cash consideration	(39,680)
Cash and bank balances acquired	3,460
Total net cash outflow included in cash flows from investing activities	(36,220)

The value of identifiable net assets acquired was determined by the Group with the assistance of an independent third-party valuation firm.